Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net (loss) income	$ (21,214,460)	$ (854,927)	$ 38,678
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation of property and equipment	82,929	10,570	9,765
Amortization of operating lease right-of-use assets and interest of lease liabilities	825,533	88,792	86,277
Provision for (reversal of) allowance for current expected credit losses	7,521	(29,992)	5,563
Unrealized losses from fair value changes of investments in equity securities	45,966
Unrealized losses from fair value changes of contingent consideration payable	502,970
Impairment of goodwill	9,359,949
Share-based compensation	3,605,979
Dividend income	(25,370)
Deferred tax (benefit) expense	(35,008)	2,369	(39)
Changes in operating assets and liabilities:
Accounts receivable	164,530	540,680	124,079
Contract assets	219,267	(172,261)	39,245
Contract costs	(1,268)	(19,138)	21,802
Prepayments, deposits and other receivables	(1,179,961)	7,453	15,473
Accounts payable	(35,103)	(302,816)	(226,081)
Contract liabilities	38,558	(2,985)	(23,039)
Income taxes payable	(61,108)	4,939	56,004
Operating lease liabilities, related parties	(87,805)	(87,468)	(87,245)
Operating lease liabilities	(733,187)
Accrued expenses and other payables	185,484	63,080	(15,415)
Net cash (used in) provided by operating activities	(8,334,584)	(751,704)	45,067
Cash flows from investing activities:
Purchases of property and equipment	(300,953)	(6,535)	(14,620)
Prepayments for the acquisition of property and equipment	(331,324)
Deposits paid for investments	(468,000)
Increase in loans receivable	(10,330,748)
Acquisition of a subsidiary	30,113
Investments in equity securities	(1,012,795)
Dividend income received	25,370
Advances to related parties	(4,728)
Net cash used in investing activities	(12,393,065)	(6,535)	(14,620)
Cash flows from financing activities:
Payments of dividend to shareholders			(153,061)
Proceeds from issuance of ordinary shares pursuant to IPO, net of issuance cost		7,861,876
Payments of offering costs related to IPO		(190,976)	(141,121)
Proceeds from bank and other borrowings	627,237
Repayments of bank and other borrowings	(293,729)	(144,296)	(147,019)
Proceeds from the issuance of ordinary shares under private placements	30,001,900
Proceeds from the exercise of share options	160,000
Repayments to related parties		(101,028)	(46,110)
Advances from related parties	173,839		14,031
Net cash provided by (used in) financing activities	30,669,247	7,425,576	(473,280)
Effect of exchange rate changes on cash	20,454	19,218	1,992
Net increase (decrease) in cash	9,962,052	6,686,555	(440,841)
Cash, beginning of year	7,244,941	558,386	999,227
Cash, end of year	17,206,993	7,244,941	558,386
Supplemental disclosure information:
Cash paid for interest	12,255	11,598	14,629
Supplemental non-cash in investing and financing activities:
Operating lease right-of-use assets, obtained in exchange for operating lease obligations, related parties		168,500
Operating lease right-of-use assets, obtained in exchange for operating lease obligations	1,112,210
Deferred IPO costs charged to share capital		1,152,486
Contingent consideration payable arisen from the acquisition of a subsidiary	19,064,917
Contingent consideration payable arisen from the acquisition of additional interest in a subsidiary	$ 10,065,177